Line of Credit, Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Line Of Credit Related Parties
Line of Credit, Related Parties

The Company entered into a line of credit agreement with a related party at December 29, 2017. The agreement established a line of credit in the amount of $370,000 with an annualized interest rate of 6%. The line of credit may be called for payment upon demand. On June 26, 2018, the amount of the line of credit was increased by $280,500. As of June 30, 2018, no amounts were available for future borrowing under this agreement.

Interest expense on line of credit, related parties totaled $5,550 and $0 for the three months ended June 30, 2018 and 2017, respectively and $11,100 and $0 for the six months ended June 30, 2018 and 2017, respectively.

The Company entered into a line of credit agreement with a related party at December 29, 2017. The agreement established a line of credit in the amount of $370,000 with an annualized interest rate of 6%. The line of credit may be called for payment upon demand.

Interest expense on line of credit, related parties totaled $179 and $0 for the years ended December 31, 2017 and 2016, respectively.